SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenues	$ 5	$ 116	$ 299
Property and equipment	28	25	33
United States [Member]
Statement [Line Items]
Revenues	3	90	276
Property and equipment	19	25	33
Europe [Member]
Statement [Line Items]
Revenues	2	24	22
Property and equipment	0	0	0
Canada [Member]
Statement [Line Items]
Revenues	0	1	1
Property and equipment	$ 9	$ 0	$ 0